Interest in associates and joint ventures - Selected balance sheet information of BoCom (Details) - USD ($) $ in Millions	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Cash and balances at central banks	$ 403,018		$ 304,481		$ 154,099
Loans and advances to banks and other financial institutions	83,136		81,616
Loans and advances to customers	1,045,814		1,037,987		1,036,743
Other financial assets	14,765		12,399
Total assets	2,957,939		2,984,164		2,715,152
Deposits by banks and other financial institutions	101,152		82,080
Customer accounts	1,710,574		1,642,780		1,439,115
Other liabilities	22,430		22,721
Total liabilities	2,751,162		2,779,169
Total equity	$ 206,777		$ 204,995		$ 192,668	$ 194,249
Bank of Communications Co., Limited
Disclosure of associates [line items]
Cash and balances at central banks		$ 123,194		$ 121,987
Loans and advances to banks and other financial institutions		98,932		107,334
Loans and advances to customers		993,956		870,728
Other financial assets		541,577		508,328
Other assets		47,679		44,622
Total assets		1,805,338		1,652,999
Deposits by banks and other financial institutions		287,057		273,708
Customer accounts		1,099,266		1,012,732
Other financial liabilities		228,135		207,110
Other liabilities		40,070		31,105
Total liabilities		1,654,528		1,524,655
Total equity		$ 150,810		$ 128,344